Taxes on Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Taxes on Income [Abstract]
Corporate tax rate	23.00%
Loss carried forward	$ 86
Capital loss carried forward	$ 11
Percentage of difference between the statutory tax rate and effective rate	0.00%